Subordinated Notes And Debentures - Additional Information (Detail) - CAD ($) $ in Millions			3 Months Ended		6 Months Ended
	May 19, 2020	Apr. 22, 2020	Apr. 30, 2020	Apr. 30, 2019	Apr. 30, 2020	Apr. 30, 2019
Disclosure of detailed information about borrowings [line items]
Subordinated debentures			$ 5	$ 21	$ 69	$ (23)
3.105% Subordinated Debentures due April 22, 2030 [member]
Disclosure of detailed information about borrowings [line items]
Notes issued		$ 3,000
Interest rate (%)		3.105%
Earliest par redemption date		Apr. 22, 2025
Reset spread (%)		2.16%
Interest rate reset basis		Three-month Bankers' Acceptance rate
3.105% Subordinated Debentures due April 22, 2030 [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Number of days of notice required to redemption		60 days
3.105% Subordinated Debentures due April 22, 2030 [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Number of days of notice required to redemption		30 days
Redemption of debt [member] | Subordinated debenture [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	2.692%
Earliest par redemption date	Jun. 24, 2020
Subordinated debentures	$ 1,500
Redemption percentage	100.00%
Redemption date	Jun. 24, 2025